Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 27	$ 0	$ 0